INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Income Tax Provision
	Year Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Current tax expense (benefit):
Foreign	$2,814	$(534)	$(1,800)
Total current	2,814	(534)	(1,800)
Deferred tax expense (benefit):
Foreign	(27,556)	(8,854)	9,126
Total deferred	(27,556)	(8,854)	9,126
Income tax provision (benefit)	$(24,742)	$(9,388)	$7,326

Schedule of Profit (Loss) Before Taxes
	Year Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Profit (loss) before taxes
Domestic	$78,677	$(90,497)	$(83,049)
Foreign	(104,791)	(26,551)	20,106
Total income (loss) before taxes	$(26,114)	$(117,048)	$(62,943)

Schedule of Deferred Tax Asset/Liability

	As of December 31,
	2014	2013
Net deferred tax benefit - current
Net operating loss carryforwards	$938	$2,026
Employees benefits and compensation	5,170	4,003
Debt discount	1,253
Accruals, reserves and others	3,809	2,760
	11,170	8,789
Valuation allowance	(3,354)	(2,779)
Total net current deferred tax benefit	$7,816	$6,010

	As of December 31,
	2014	2013
Net deferred tax benefit - long-term
Deferred tax assets -
Net operating loss carryforwards	$320,954	$284,446
Employees benefits and compensation	2,663	4,605
Research and development	1,940	2,005
Others	1,237	1,212
	326,794	292,268
Valuation allowance	(293,670)	(255,899)
	$33,124	$36,369
Deferred tax liability - depreciation and amortization	(30,293)	(41,255)
Deferred tax related to gain on acquisition	(66,722)	--
Intangible assets	(6,318)	(6,929)
Debt discount	(4,200)	(884)
Others	(869)	(912)
Total net long-term deferred tax liability	$(75,278)	$(13,611)

Schedule of Reconciliation of Unrecognized Tax Benefits

Unrecognized tax benefits
Balance at January 1, 2014	$25,676
Additions for tax positions of current year	51
Reductions for tax positions of prior year	--
Translation differences	(766)
Balance at December 31, 2014	$24,961

Unrecognized tax benefits
Balance at January 1, 2013	$27,414
Additions for tax positions of current year	12
Reductions for tax positions of prior year	(371)
Translation differences	(1,379)
Balance at December 31, 2013	$25,676

Unrecognized tax benefits
Balance at January 1, 2012	$32,377
Reductions for tax positions of prior year	(275)
Translation differences	(719)
Settlements	(3,969)
Balance at December 31, 2012	$27,414

Schedule of Effective Income Tax Rate Reconciliation
	Year ended December 31,
	2014	2013	2012
Tax expense (benefit) computed at statutory rates	$(6,920)	$(29,262)	$(15,736)
Effect of different tax rates in different jurisdictions	(18,453)	1,408	7,514
Gain on acquisition of TPSCo	(33,280)
Tax benefits for which deferred taxes were not recorded	27,757	20,139	15,955
Permanent differences and other, net	6,154	(1,673)	(407)
Income tax provision (benefit)	$(24,742)	$(9,388)	$7,326